SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
%
Computer equipment	33
Office furniture and laboratory equipment	7 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-Based Compensation Assumptions
	Year ended December 31,
	2015	2014	2013

Dividend yield	0%	0%	0%
Expected volatility	116-126%	113-125%	116-131%
Risk-free interest	1.74-1.96%	1.62-2.27%	1.13-1.75%
Expected life	4.5-6.25 years	4.5-6.25 years	4.5-6.25 years